Annual Fund Operating Expenses - Class T - DWS Large Cap Focus Growth Fund - Class T	Dec. 01, 2021
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.33%	[1]
Total annual fund operating expenses	1.20%
Fee waiver/expense reimbursement	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.08%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.